Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure
Financial Instruments with Off-Balance Sheet Credit Risk, Whose Contract Amounts Represent Potential Credit Risk
(In thousands)	December 31, 2020	December 31, 2019
Commitments to extend credit:
Credit card lines	$5,226,660	$4,889,694
Commercial and construction lines of credit	3,805,459	3,205,306
Other consumer unused credit commitments	257,312	262,516
Commercial letters of credit	1,864	2,629
Standby letters of credit	22,266	75,186
Commitments to originate or fund mortgage loans	96,786	96,653

Direct exposure to the Puerto Rico government by maturity
(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
After 1 to 5 years	$11	$-	$11	$11
After 5 to 10 years	14	-	14	14
After 10 years	35	-	35	35
Total Central Government	60	-	60	60
Municipalities
Within 1 year	3,990	17,147	21,137	21,137
After 1 to 5 years	16,030	133,445	149,475	149,475
After 5 to 10 years	14,845	120,935	135,780	135,780
After 10 years	450	70,478	70,928	70,928
Total Municipalities	35,315	342,005	377,320	377,320
Total Direct Government Exposure	$35,375	$342,005	$377,380	$377,380